Basis of Presentation (Tables)	9 Months Ended
Apr. 30, 2022
Schedule of Restatement of Prior Period Information

The following shows the restatement of prior period information:

	Three month period ended April 30,
	2021 reported, CAD	Foreign Currency Translation	2021 restated, USD

Expenses:
Research and development costs	1,382,586	(257,161)	1,125,425
General and administration costs	4,522,393	(841,165)	3,681,228
Total expenses	5,904,979	(1,098,326)	4,806,653

Operating loss	(5,904,979)	1,098,326	(4,806,653)

Interest expense	(76,679)	14,262	(62,417)
Change in fair value of warrant liability	10,908,051	(2,028,897)	8,879,154
Loss on extinguishment of debt	(216,098)	40,194	(175,904)
Foreign exchange loss	(1,086,653)	202,117	(884,536)
	9,528,621	(1,772,324)	7,756,297

Profit (loss) for the period	3,623,642	(673,998)	2,949,644

Other comprehensive income - Foreign currency translation adjustment	(142,004)	26,413	(115,591)
			-
Comprehensive loss for the period	3,481,638	(647,585)	2,834,053

Earnings (loss) per share – basic and diluted	0.77	(0.14)	0.63

Weighted average number of shares outstanding – basic and diluted	4,744,036	-	4,744,036

BriaCell Therapeutics Corp

Notes to the Condensed Interim Consolidated Financial Statements

For the Three and Nine Months Ended April 30, 2022 and 2021

(Unaudited)

(Expressed in US Dollars)

2. Basis of Presentation (continued)

Functional Currency and Presentation Currency (continued)

	Nine month period ended April 30,
	2021 reported, CAD		Foreign Currency Translation	2021 restated, USD

Expenses:
Research and development costs		1,769,140	(329,060)		1,440,080
General and administration costs		4,836,722	(899,630)		3,937,092
Total expenses		6,605,862	(1,228,690)		5,377,172

Operating loss		(6,605,862)	1,228,690		(5,377,172)

Interest expense		(152,245)	28,318		(123,927)
Change in fair value of warrant liability		10,908,051	(2,028,897)		8,879,154
Loss on extinguishment of debt		(247,098)	45,960		(201,138)
Foreign exchange loss		(1,086,653)	202,117		(884,536)
	9,422,055		(1,752,502)	7,669,553

Profit (loss) for the period		2,816,193	(523,812)		2,292,381

Other comprehensive income - Foreign currency translation adjustment		65,399	(12,164)		53,235

Comprehensive loss for the period		2,881,592	(535,976)		2,345,616

Earnings (loss) per share – basic and diluted		1.38	(0.26)		1.12

Weighted average number of shares outstanding – basic and diluted		2,047,495	-		2,047,495

BriaCell Therapeutics Corp

Notes to the Condensed Interim Consolidated Financial Statements

For the Three and Nine Months Ended April 30, 2022 and 2021

(Unaudited)

(Expressed in US Dollars)

2. Basis of Presentation (continued)

Functional Currency and Presentation Currency (continued)

	Nine month period ended April 30,
	2021 reported, CAD	Foreign Currency Translation	2021 restated, USD
Cash flow from operating activities
Net profit for the period	2,816,193	(523,812)	2,292,381
Items not affecting cash:
Depreciation and amortization	14,058	(2,615)	11,443
Share-based compensation	2,466,224	(458,718)	2,007,506
Accrued interest expense	26,119	(4,858)	21,261
Loss on extinguishment of debt	247,098	(45,960)	201,138
Foreign exchange adjustments	1,086,653	(202,117)	884,536
Change in fair value of warrants	(10,908,051)	2,028,897	(8,879,154)
Changes in non-cash working capital:
Amounts receivable	8,249	(1,534)	6,715
Prepaid expenses	(782,693)	145,581	(637,112)
Accounts payable and accrued liabilities	(2,104,422)	391,422	(1,713,000)
	(7,130,572)	1,326,286	(5,804,286)

Cash flow from financing activities
Proceeds from public offering, net	36,525,750	(6,793,789)	29,731,961
Proceeds from issuance of convertible loans	265,000	(49,290)	215,710
Share issuance costs	(3,400,398)	632,474	(2,767,924)
Repayment of unsecured convertible loan	(380,395)	70,753	(309,642)
Proceeds from receipt of short-term loans	42,998	(7,998)	35,000
Change in fair value of warrants	89,303	(16,610)	72,693
Repayment of short-term loans	(336,609)	62,609	(274,000)
	32,805,649	(6,101,851)	26,703,798

Increase (decrease) in cash	25,675,077	(4,775,565)	20,899,512
Effect of changes in foreign exchange	(1,052,161)	195,702	(856,459)
Cash, beginning of period	26,104	(4,855)	21,249
Cash, end of period	24,649,020	(4,584,718)	20,064,302